Schedule of Activity Related to Accounts Receivable (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	$ 46	$ 36
Additions		184
Deductions	(46)	(174)
Ending balance		$ 46